SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Total	10,300,000	10,300,000	10,300,000
Stock options [Member]
Total	10,300,000	10,300,000	10,300,000